Accounting for Stock-Based Compensation Expense - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended
	Nov. 30, 2011	Nov. 30, 2013	Nov. 30, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2010	Jun. 12, 2014	Aug. 31, 2013	Feb. 13, 2014	Mar. 31, 2014	Feb. 28, 2014	Feb. 04, 2014	Jul. 22, 2013	Dec. 31, 2011	Jul. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized	44,260,000		44,260,000	40,000,000			53,000,000	14,600,000							40,000,000	14,600,000	14,600,000
Reverse stock split of common shares, ratio		0.0714	0.333
Stock options granted				594,798			300,438	330
Option awards vesting period	10 years
Time period for vesting grants in installments on monthly basis	12 months
Option awards assumptions, method used				Black-Scholes pricing model		Black-Scholes pricing model
Weighted-average estimated fair value of options granted				$ 5.51			$ 4.43	$ 1.82
Intrinsic value of options exercised							$ 3,450
Intrinsic value of options outstanding				0			8,204
Intrinsic value of options vested and unvested expected to vest				0			8,192
Proceeds from exercise of stock options					395		20,105
Intrinsic value of options exercisable				0			5,575
Total grants vest period	100.00%
Common stock vesting shares for non employee directors	20,930		20,930
RSU time period for vesting grants in installments on monthly basis	12 months
Unrecognized stock-based compensation expense, stock options				2,916,000			861,000
Unrecognized stock-based compensation expense, RSU awards				$ 71,000			$ 135,000
IPO [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option awards vesting period	10 years
Series BB Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock unit award, shares	428,597								390,000
Modified redeemable, shares	428,597								390,000
Estimated shares of additional restricted stock unit	574,108
Series A Preferred Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock unit award, shares	390,000
Modified redeemable, shares	390,000
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expense, weighted-average recognition period				2 years 8 months 12 days			2 years 9 months 18 days
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units										44,496
Awards vest on date of grant											0.50
Time period for vesting grants in installments on monthly basis											24 months
Common stock shares granted for three directors							8,735
Common stock shares granted to another director																		14,285
RSU awards granted to certain executive employees											60,712
RSU time period for vesting grants in installments on monthly basis											24 months
RSU awards vest on date of grant											0.50
RSU remaining vesting period on equal monthly basis											0.50
Unrecognized stock-based compensation expense, weighted-average recognition period				9 months 18 days			1 year 7 months 6 days
2007 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized	7,500,000		7,500,000
Reverse stock split of common shares, ratio		0.0714	0.333
Shares reduced during stock reverse split		2,500,000
Shares available for grant							77,061	50,127
2013 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized							403,571
Reverse stock split of common shares, ratio						0.25
Percentage of outstanding common stock						5.00%
Shares increase upon completion of IPO						800,000
Additional options granted													335,798	335,798
Awards vest on date of grant						0.50
Option awards vesting period						10 years						3 years
Time period for vesting grants in installments on monthly basis						2 years
RSU time period for vesting grants in installments on monthly basis						2 years
RSU awards vest on date of grant						0.50
2013 Equity Incentive Plan [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option awards vesting period						4 years
2013 Equity Incentive Plan [Member] | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted							401,640
2013 Equity Incentive Plan [Member] | RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of restricted stock units							401,640